capital structure financial policies	6 Months Ended
Jun. 30, 2019
capital structure financial policies
capital structure financial policies

3    capital structure financial policies

General

Our objective when managing capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at acceptable risk.

In the management of capital and in its definition, we include common equity (excluding accumulated other comprehensive income), long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income), cash and temporary investments, and short-term borrowings arising from securitized trade receivables.

We manage our capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our capital structure, we may adjust the amount of dividends paid to holders of Common Shares, purchase Common Shares for cancellation pursuant to normal course issuer bids, issue new shares, issue new debt, issue new debt to replace existing debt with different characteristics and/or increase or decrease the amount of trade receivables sold to an arm’s-length securitization trust.

During 2019, our financial objectives, which are reviewed annually, were unchanged from 2018. We believe that our financial objectives are supportive of our long-term strategy.

We monitor capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA*) – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

 EBITDA does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. This measure, historically, is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other companies. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with debt covenants.

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective				2019	2018
Components of debt and coverage ratios
Net debt [1]					$16,602	$13,667
EBITDA – excluding restructuring and other costs [2]					$5,649	$5,133
Net interest cost [3]					$706	$589
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.00	–	2.50	[4]	2.94	2.66
Coverage ratios
Earnings coverage [5]					4.2	4.7
EBITDA – excluding restructuring and other costs interest coverage [6]					8.0	8.8
(1)	Net debt is calculated as follows:

As at June 30	Note	2019	2018
Long-term debt	26	$16,579	$14,145
Debt issuance costs netted against long-term debt		105	93
Derivative (assets) liabilities, net		92	63
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt —excluding tax effects		(57)	(64)
Cash and temporary investments, net		(217)	(683)
Short-term borrowings	22	100	113
Net debt		$16,602	$13,667

(2)	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA –
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2019	$2,752	$65	$2,817
Year ended December 31, 2018	5,104	317	5,421
Deduct
Six-month period ended June 30, 2018	(2,520)	(69)	(2,589)
EBITDA – excluding restructuring and other costs	$5,336	$313	$5,649

(3)

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost).

(4)

Our long-term objective range for this ratio is 2.00 – 2.50 times. The ratio as at June 30, 2019, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following upcoming spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00: 1.00 (see Note 26 (d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

(5)

Earnings coverage is defined as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest.

(6)

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA – excluding restructuring and other costs was 2.94 times as at June 30, 2019, up from 2.66 times one year earlier. The effect of the increase in net debt, largely attributed to the recognition of lease liabilities upon the application of IFRS 16 effective January 1, 2019 (see Note 2(a)), was exceeded by the effect of growth in EBITDA – excluding restructuring and other costs (including that the transition method for IFRS 16 has currently only included six months’ effect on the trailing EBITDA); the implementation of IFRS 16 had the combined effect of increasing the ratio by 0.18 as at June 30, 2019. The earnings coverage ratio for the twelve-month period ended June 30, 2019, was 4.2 times, down from 4.7 times one year earlier. Higher borrowing costs, including the recognition of interest (currently only for the six-month period ended June 30, 2019) on lease liabilities upon the application of IFRS 16, reduced the ratio by 0.8 and an increase in income before borrowing costs and income taxes increased the ratio by 0.3. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended June 30, 2019, was 8.0 times, down from 8.8 times one year earlier. Growth in EBITDA – excluding restructuring and other costs increased the ratio by 0.7, while an increase in net interest costs, including the recognition of interest (currently only for the six-month period ended June 30, 2019) on lease liabilities upon the application of IFRS 16, reduced the ratio by 1.5.

Dividend payout ratio

The dividend payout ratio presented is a historical measure calculated as the sum of the last four quarterly dividends declared per Common Share, as recorded in the financial statements, divided by the sum of basic earnings per share for the most recent four quarters for interim reporting periods (divided by annual basic earnings per share if the reported amount is in respect of a fiscal year). The dividend payout ratio of adjusted net earnings presented, also a historical measure, differs in that it excludes the gain on exchange of wireless spectrum licences, net gains and equity income from real estate joint ventures, provisions related to business combinations, immediately vesting transformative compensation expense, long-term debt prepayment premium and income tax-related adjustments.

For the 12-month periods ended June 30 ($ in millions)	Objective	2019	2018
Dividend payout ratio	65%–75% [1]	75%	77%
Dividend payout ratio of adjusted net earnings		84%	77%
(1)

Our objective range for the dividend payout ratio is 65%–75% of sustainable earnings on a prospective basis through 2019. So as to be consistent with the way we manage our business, we have revised our target guideline, effective January 1, 2020, to be calculated as 60% to 75% of free cash flow on a prospective basis (free cash flow does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers). Adjusted net earnings (adjusted net earnings does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers) attributable to Common Shares is calculated as follows:

12-month periods ended June 30	2019	2018
Net income attributable to Common Shares	$1,745	$1,556
Gain and net equity income related to real estate redevelopment project, after income taxes	(150)	1
Business combination-related provisions, after income taxes	(17)	(22)
Income tax-related adjustments	(129)	21
Long-term debt prepayment premium, after income taxes	25	—
Initial and committed donation to TELUS Friendly Future Foundation, after income taxes	90	—
Adjusted net earnings attributable to Common Shares	$1,564	$1,556